Capital and reserves - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2013	Jan. 01, 2019	Jan. 01, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of reserves within equity [line items]
Equity	$ 101,548	[1]		$ 101,218	$ 100,224	[1]	$ 100,404	[1]	$ 96,843	[1]	$ 98,387	[1]
Rosneft
Disclosure of reserves within equity [line items]
Ownership percentage in associate	19.75%		18.50%
Cash flow hedges
Disclosure of reserves within equity [line items]
Equity	$ (777)				$ (760)		$ (760)		$ (1,156)		$ (825)
Cash flow hedges | Rosneft
Disclosure of reserves within equity [line items]
Equity	$ 651

[1]	See Note 32 for further information.